Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Maturities of Debt	Scheduled maturities of debt remaining as of June 30, 2026, for each respective fiscal year end are as follows:
2026	9,628,113
Total	$9,628,113
Scheduled maturities of debt remaining as of December 31, 2025, for each respective fiscal year end are as follows:
2026	8,312,768
Total	$8,312,768